Critical accounting judgements and key sources of estimation uncertainty - Fair value option (Details)	Jan. 24, 2025 $ / shares
Tranche A Warrant
Critical accounting judgements and key sources of estimation uncertainty
Share price ($)	$ 5.6
Strike price ($)	$ 6
Risk free rate (%)	4.40%
Time to maturity (years)	1 year 7 months 6 days
Volatility (%)	85.00%
Warrants expiration period	5 years
Tranche B Warrant
Critical accounting judgements and key sources of estimation uncertainty
Share price ($)	$ 5.6
Strike price ($)	$ 7.5
Risk free rate (%)	4.40%
Time to maturity (years)	5 years
Volatility (%)	85.00%
Warrants expiration period	5 years